SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2026	Dec. 31, 2025	Oct. 30, 2026
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash	$ 3,279,258	$ 201,559	$ 3,279,258
Cash held in Trust Account		177,073,722
Working capital	445,071	1,481,382	445,071
Cash and cash equivalents
Unrecognized tax benefits
Accrued interest and penalties
Warrants issued
Number of warrants outstanding		13,900,000
Warrants outstanding
Unsecured promissory note		$ 200,000
Public warrants
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive shares		5,750,000
Number of warrants outstanding		5,750,000
Private Placement Warrants [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Anti-dilutive shares		8,150,000
Class A ordinary shares		8,150,000
Number of warrants outstanding		8,150,000
Sponsor | Founder Shares | Class B
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of Shares Subjects To Forfeiture		750,000
Promissory note from sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Debt, face amount	$ 250,000	$ 250,000	$ 250,000
Promissory note from sponsor | Subsequent events
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unsecured promissory note				$ 200,000
Working capital loans
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Maximum convertible amount	$ 3,500,000	$ 3,500,000	$ 3,500,000
Debt conversion price per share	$ 0.5	$ 0.5	$ 0.5
Short term debt outstanding amount	$ 0	$ 0	$ 0